Summary of Debt Outstanding (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Jul. 31, 2017
Predecessor
Debt [Line Items]
Fair value of debt outstanding	$ 280,000
Weighted average interest rate of debt borrowings	4.86%
Troms Offshore Supply AS
Debt [Line Items]
Weighted average interest rate of debt borrowings		5.00%
Description of frequency of periodic payments on notes		Semi-annually
Level 2 | Troms Offshore Supply AS
Debt [Line Items]
Fair value of debt outstanding		$ 86,400	$ 88,500
8.00% New Secured Notes Due August 2022
Debt [Line Items]
Debt Instrument Maturity Period		August 2022	August 2022
Debt instrument interest rate		8.00%	8.00%	8.00%
Fair value of debt outstanding		$ 361,500	$ 359,800
Norwegian Kroner Denominated Notes Due May 2024 | Troms Offshore Supply AS
Debt [Line Items]
Debt Instrument Maturity Period		May 2024	May 2024
Norwegian Kroner Denominated Notes Due May 2024 | Troms Offshore Supply AS | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	May 2024
Norwegian Kroner Denominated Notes Due January 2026 | Troms Offshore Supply AS
Debt [Line Items]
Debt Instrument Maturity Period		January 2026	January 2026
Norwegian Kroner Denominated Notes Due January 2026 | Troms Offshore Supply AS | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	January 2026
United States Dollar Denominated Notes Due January 2027 | Troms Offshore Supply AS
Debt [Line Items]
Debt Instrument Maturity Period		January 2027	January 2027
United States Dollar Denominated Notes Due January 2027 | Troms Offshore Supply AS | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	January 2026
United States Dollar Denominated Notes Due April 2027 | Troms Offshore Supply AS
Debt [Line Items]
Debt Instrument Maturity Period		April 2027	April 2027
United States Dollar Denominated Notes Due April 2027 | Troms Offshore Supply AS | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	April 2027
Bank Term Loan Due July Two Thousand Nineteen [Member] | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	July 2019
Three Point Nine Zero Percent September Two Thousand Ten Senior Notes Due December Two Thousand Seventeen [Member] | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	December 2017
Debt instrument interest rate	3.90%
Three Point Nine Five Percent September Two Thousand Ten Senior Notes Due December Two Thousand Seventeen [Member] | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	December 2017
Debt instrument interest rate	3.95%
Four Point One Two Percent September Two Thousand Ten Senior Notes Due December Two Thousand Eighteen [Member] | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	December 2018
Debt instrument interest rate	4.12%
Four Point One Seven Percent September Two Thousand Ten Senior Notes Due December Two Thousand Eighteen [Member] | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	December 2018
Debt instrument interest rate	4.17%
Four Point Three Three Percent September Two Thousand Ten Senior Notes Due December Two Thousand Nineteen [Member] | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	December 2019
Debt instrument interest rate	4.33%
Four Point Five One Percent September Two Thousand Ten Senior Notes Due December Two Thousand Twenty [Member] | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	December 2020
Debt instrument interest rate	4.51%
Four Point Five Six Percent September Two Thousand Ten Senior Notes Due December Two Thousand Twenty [Member] | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	December 2020
Debt instrument interest rate	4.56%
Four Point Six One Percent September Two Thousand Ten Senior Notes Due December Two Thousand Twenty Two [Member] | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	December 2022
Debt instrument interest rate	4.61%
Four Point Zero Six Percent August Two Thousand Eleven Senior Notes Due March Two Thousand Nineteen [Member] | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	March 2019
Debt instrument interest rate	4.06%
Four Point Five Four Percent August Two Thousand Eleven Senior Notes Due June Two Thousand Twenty One [Member] | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	June 2021
Debt instrument interest rate	4.54%
Four Point Six Four Percent August Two Thousand Eleven Senior Notes Due June Two Thousand Twenty One [Member] | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	June 2021
Debt instrument interest rate	4.64%
Four Point Two Six Percent September Two Thousand Thirteen Senior Notes Due November Two Thousand Twenty [Member] | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	November 2020
Debt instrument interest rate	4.26%
Five Point Zero One Percent September Two Thousand Thirteen Senior Notes Due November Two Thousand Twenty Three [Member] | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	November 2023
Debt instrument interest rate	5.01%
Five Point One Six Percent September Two Thousand Thirteen Senior Notes Due November Two Thousand Twenty Five [Member] | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	November 2025
Debt instrument interest rate	5.16%
Revolving Credit Facility | Revolving Line Of Credit Due July 2019 | Predecessor
Debt [Line Items]
Debt Instrument Maturity Period	July 2019